Note 8 - Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012
Expires Between 2029 and 2032 [Member]
Operating Loss Carryforwards	$ 4.9
Expires 2032 [Member]
Deferred Tax Assets, Tax Credit Carryforwards, General Business	$ 1.7